OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
                   Supplement dated January 7, 1999 to the
                       Prospectus dated December 22, 1998

The Prospectus is changed as follows:

1. The heading in the third table on page 7 is hereby revised to read as follows:
      "If shares are not redeemed:"





























January 7, 1999                                               PS0700.019